Inventory	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Inventory
Note 10 - Inventory

A.	Composition

	December 31,
	2017	2018
	NIS millions	NIS millions
Handsets	53	69
Accessories	9	14
Spare parts	8	11
	70	94

B.
In 2018, the Group tested slow moving inventory for impairment and wrote down inventory to its net realizable value by the amount of NIS 4 million (2017 - NIS 3 million). The write-down is included in Cost of Sales.